Treasury Shares - Summary of Changes in Treasury Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Changes in treasury shares [Abstract]
Treasury shares at January 1	6,133,414	801,091
Acquisition	317,000	5,773,410
Disposal	(503,612)	(441,087)
Retirement of treasury shares	(4,043,091)	0
Treasury shares at December 31	1,903,711	6,133,414